Summary of significant accounting policies (Detail Textuals)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Accounting Policies [Abstract]
Average translation rates applied to balance sheet amounts (RMB)	6.18	6.31
Average translation rates applied to income and cash flow statement amounts (RMB)	6.28	6.35